Unaudited Condensed Consolidated Statements of Operations - USD ($)			3 Months Ended	9 Months Ended			12 Months Ended
		Jan. 18, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses		$ 10,232	$ 1,235,728	$ 2,492,441
General and administrative expenses – related party			60,000	140,000
Total operating expenses			(1,295,728)	(2,632,441)
Other income (expenses):
Loss upon issuance of private placement warrants				(8,689)
Change in fair value of derivative warrant liabilities			12,545,230	(3,531,550)
Offering costs – derivative warrant liabilities				(605,594)
Net gain from investments held in Trust Account			4,924	19,739
Net income (loss)		$ (10,232)	$ 11,254,426	$ (6,758,535)
Weighted average shares outstanding (in Shares)	[1]	8,750,000
Basic and diluted net income (loss) per share (in Dollars per share)		$ 0
VIECO USA, Inc.
Revenue					$ 7,230,000	$ 2,673,000	$ 3,840,000	$ 477,000
Cost of revenue					25,370,000	1,927,000	3,168,000	67,000
Gross profit					(18,140,000)	746,000	672,000	410,000
Selling, general and administrative expenses					69,352,000	33,341,000	42,855,000	42,685,000
Research and development expenses					36,026,000	101,474,000	137,135,000	150,565,000
Operating loss					(123,518,000)	(134,069,000)	(179,318,000)	(192,840,000)
Interest expense, net					(19,000)	(3,630,000)	(4,852,000)	(2,791,000)
Other income, net					8,204,000	502,000	62,671,000	1,014,000
Loss before income taxes					(115,333,000)	(137,197,000)	(121,499,000)	(194,617,000)
Provision for income taxes						5,000	5,000	5,000
Net loss attributable to non-controlling interests in VO Holdings, Inc.					9,829,000	2,302,000	3,397,000	3,654,000
Net loss attributable to Vieco USA, Inc.					(105,504,000)	(134,900,000)	(118,107,000)	(190,968,000)
Other income (expenses):
Net income (loss)					$ (115,333,000)	$ (137,202,000)	$ (121,504,000)	$ (194,622,000)
Basic and diluted (in Shares)					(1,055,040)	(1,349,000)	(1,181,070)	(1,909,681)
Basic and diluted (in Dollars per share)					$ 100	$ 100	$ 100	$ 100
Foreign currency translation adjustment					$ 102,000	$ (34,000)	$ (93,000)	$ (41,000)
Total comprehensive loss					$ (105,402,000)	$ (134,934,000)	$ (118,200,000)	$ (191,009,000)
Class A Ordinary Shares
Other income (expenses):
Weighted average shares outstanding (in Shares)			38,259,457	28,153,778
Basic and diluted net income (loss) per share (in Dollars per share)			$ 0.24	$ (0.18)
Class B Ordinary Shares
Other income (expenses):
Weighted average shares outstanding (in Shares)			9,564,864	9,294,304
Basic and diluted net income (loss) per share (in Dollars per share)			$ 0.24	$ (0.18)

[1]	This number excludes an aggregate of up to 1,312,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).